SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	5,987,800	5,792,800
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 3.96	$ 4.00
Number of share options granted in share-based payment arrangement | Share	1,759,000	1,262,500
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 3.22	$ 3.8
Number of share options exercised in share-based payment arrangement | Share	(170,000)	(127,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 2.65	$ 2.65
Number of share options forfeited in share-based payment arrangement | Share	(653,800)	(940,500)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 4.58	$ 4.15
Number of share options outstanding in share-based payment arrangement at end of period | Share	6,923,000	5,987,800
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 3.74	$ 3.96
Number of share options exercisable in share-based payment arrangement | Share	5,614,300	4,946,300
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 3.84	$ 3.96